Leases (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
As of June 30, 2019, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	June 30, 2019
Assets
ROU assets - operating lease	Other assets	$112,827

Total ROU assets		$112,827

Liabilities
Current operating lease liability	Current liabilities	$18,898

Long-term operating lease liability	Other liabilities	94,173

Total lease liabilities		$113,071

Lease, Cost [Table Text Block]
Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Six months ended
June 30, 2019
Operating lease costs	$4,192
Short term lease cost	3,000

Total rent expense	$7,192

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum lease payments under non-cancellable leases were as follows:

June 30, 2019
2019 - remaining 6 months	$11,844
2020	24,161
2021	24,886
2022	25,633
2023	26,402
2024 and beyond	8,886
Total future minimum lease payments	$121,812
Less: Interest	8,741
Total operating lease liabilities	$113,071

Current operating lease liability	$18,898
Long-term operating lease liability	94,173
Total operating lease liabilities	$113,071